CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 ₪ / shares shares	Dec. 31, 2016 $ / shares shares
Common stock, par value | (per share)		₪ 0.07	$ 0.0001
Common stock, shares authorized	30,000,000	30,000,000
Treasury shares	43,000	43,000	0
Common stock, shares issued	10,699,000	10,699,000	2,801,000
Common stock, shares outstanding	10,656,000	10,656,000	2,801,000
Series Seed Preferred Stock [Member]
Preferred stock, par value | $ / shares	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	0	0	1,284,000
Preferred stock, shares issued	0	0	1,284,000
Preferred stock, shares outstanding	0	0	1,284,000
Series A Preferred Stock
Preferred stock, par value | $ / shares	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	0	0	2,564,000
Preferred stock, shares issued	0	0	1,481,000
Preferred stock, shares outstanding	0	0	1,481,000